Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

January 31, 2020

	Shares or Principal Amounts	Value

Asset-Backed Securities - 1.5%
Conn's Receivables Funding LLC, 2.6600%, 6/17/24 (144A)	$1,257,385	$1,259,378
PRPM LLC, 3.4700%, 11/25/22 (144A)‡	52,477	52,568
PRPM LLC, 3.3510%, 7/25/24 (144A)	1,398,386	1,400,972
PRPM LLC, 3.3510%, 11/25/24 (144A)	1,726,816	1,729,528

Total Asset-Backed Securities (cost $4,434,569)		4,442,446

Mortgage-Backed Securities - 134.4%
Angel Oak Mortgage Trust I LLC, 3.6490%, 9/25/48 (144A)‡	56,591	57,479
Angel Oak Mortgage Trust LLC, 2.8100%, 1/25/47 (144A)‡	29,040	29,012
Angel Oak Mortgage Trust LLC, 4.6290%, 1/25/47 (144A)‡	270,000	269,987
Angel Oak Mortgage Trust LLC, 2.7080%, 11/25/47 (144A)‡	34,554	34,565
Chase Home Lending Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 2.5609%, 7/25/49 (144A)‡	989,095	989,084
Chase Home Lending Mortgage Trust, 3.5000%, 7/25/49 (144A)‡	6,237,790	6,372,664
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.1500%, 3.8109%, 9/25/31 (144A)‡	3,706,001	3,737,462
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.0000%, 3.6609%, 7/25/39 (144A)‡	9,916,223	9,966,849
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.1000%, 3.7609%, 9/25/39 (144A)‡	2,868,676	2,899,849
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.1000%, 3.7609%, 10/25/39 (144A)‡	3,248,000	3,285,364
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 0.8000%, 2.4921%, 1/25/40 (144A)‡	6,208,750	6,216,773
Deephaven Residential Mortgage Trust, 2.7110%, 10/25/47 (144A)‡	224,534	224,578
Deephaven Residential Mortgage Trust, 2.9760%, 12/25/57 (144A)‡	131,767	131,762
Deephaven Residential Mortgage Trust, 3.6840%, 4/25/58 (144A)‡	71,734	72,049
Deephaven Residential Mortgage Trust, 3.7890%, 8/25/58 (144A)‡	169,541	170,689
Deephaven Residential Mortgage Trust, 3.9630%, 8/25/58 (144A)‡	159,853	161,381
Eagle RE 2020-1 Ltd., ICE LIBOR USD 1 Month + 0.9000%, 2.5760%, 1/25/30 (144A)‡	1,200,000	1,199,891
Federal Home Loan Mortgage Corp., 3.0000%, 2/15/25	29,444	29,479
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 1.8500%, 3.5109%, 10/25/27‡	44,497	44,784
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 1.2000%, 2.8609%, 7/25/29‡	1,537,160	1,539,694
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.7500%, 2.4109%, 3/25/30‡	1,805,995	1,807,075
Federal Home Loan Mortgage Corp., 3.0000%, 2/1/31	923,194	954,972
Federal Home Loan Mortgage Corp., 3.0000%, 5/1/31	398,540	412,256
Federal Home Loan Mortgage Corp., 2.5000%, 11/1/31	388,748	396,923
Federal Home Loan Mortgage Corp., 2.5000%, 12/1/31	28,840	29,446
Federal Home Loan Mortgage Corp., 2.5000%, 12/1/31	466,354	476,161
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.3500%, 2.0263%, 2/15/32‡	48,200	48,245
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.6500%, 2.3263%, 3/15/32‡	69,084	69,404
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5000%, 2.1763%, 7/15/32‡	56,553	56,897
Federal Home Loan Mortgage Corp., 3.0000%, 9/1/32	215,268	222,758
Federal Home Loan Mortgage Corp., 3.0000%, 1/1/33	112,614	116,532
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.4000%, 2.0763%, 1/15/33‡	45,296	45,109
Federal Home Loan Mortgage Corp., 2.5000%, 12/1/33	1,106,605	1,129,878
Federal Home Loan Mortgage Corp., 2.5000%, 7/1/34	190,557	194,092
Federal Home Loan Mortgage Corp., 2.5000%, 11/1/34	1,996,775	2,041,101
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.2500%, 1.9263%, 9/15/35‡	42,689	42,433
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5900%, 2.2663%, 10/15/37‡	136,781	137,226
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.3000%, 1.9763%, 8/15/40‡	98,342	97,886
	Shares or Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5000%, 2.1763%, 9/15/40‡	$130,584	$130,420
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5500%, 2.2263%, 4/15/41‡	429,673	431,062
Federal Home Loan Mortgage Corp., 3.0000%, 2/1/43	2,058	2,136
Federal Home Loan Mortgage Corp., 3.0000%, 3/1/43	1,420	1,472
Federal Home Loan Mortgage Corp., 3.0000%, 3/1/43	6,276,799	6,512,500
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/43	481	508
Federal Home Loan Mortgage Corp., 3.0000%, 4/1/43	114,023	118,368
Federal Home Loan Mortgage Corp., 3.0000%, 6/1/43	577,477	595,566
Federal Home Loan Mortgage Corp., 3.5000%, 6/1/43	65,811	69,523
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/43	2,339,290	2,427,111
Federal Home Loan Mortgage Corp., 3.5000%, 2/1/44	666,188	703,758
Federal Home Loan Mortgage Corp., 3.5000%, 12/1/44	1,363,828	1,440,742
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/46	4,857,738	5,043,350
Federal Home Loan Mortgage Corp., 3.5000%, 10/1/46	100,900	105,958
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/46	350,662	368,242
Federal Home Loan Mortgage Corp., 3.0000%, 12/1/46	35,001	36,247
Federal Home Loan Mortgage Corp., 3.5000%, 2/1/47	62,588	65,726
Federal Home Loan Mortgage Corp., 4.0000%, 3/1/47	398,476	425,437
Federal Home Loan Mortgage Corp., 4.0000%, 4/1/47	3,126,645	3,357,018
Federal Home Loan Mortgage Corp., 4.0000%, 5/1/47	267,717	282,795
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/47	404,580	427,960
Federal Home Loan Mortgage Corp., 4.0000%, 11/1/47	951,843	1,026,600
Federal Home Loan Mortgage Corp., 3.0000%, 12/1/47	44,900	46,616
Federal Home Loan Mortgage Corp., 3.5000%, 12/1/47	406,584	430,080
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/48	229,982	242,207
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/48	417,965	442,119
Federal Home Loan Mortgage Corp., 3.5000%, 4/1/48	119,210	125,547
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/48	351,440	370,121
Federal Home Loan Mortgage Corp., 4.5000%, 8/1/48	355,648	378,020
Federal Home Loan Mortgage Corp., 4.0000%, 9/1/48	198,809	208,637
Federal Home Loan Mortgage Corp., 5.0000%, 9/1/48	31,689	34,027
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/48	455,996	480,371
Federal Home Loan Mortgage Corp., 4.5000%, 12/1/48	81,029	87,618
Federal Home Loan Mortgage Corp., 4.5000%, 12/1/48	874,853	942,250
Federal Home Loan Mortgage Corp., 4.0000%, 1/1/49	670,538	725,287
Federal Home Loan Mortgage Corp., 4.5000%, 1/1/49	30,175	31,956
Federal Home Loan Mortgage Corp., 4.0000%, 4/1/49	1,282,211	1,376,789
Federal Home Loan Mortgage Corp., 4.0000%, 5/1/49	1,235,268	1,300,380
Federal Home Loan Mortgage Corp., 3.5000%, 6/1/49	1,367,370	1,421,423
Federal Home Loan Mortgage Corp., 4.0000%, 6/1/49	1,363,137	1,436,232
Federal Home Loan Mortgage Corp., 4.0000%, 6/1/49	614,776	643,114
Federal Home Loan Mortgage Corp., 4.5000%, 6/1/49	933,654	987,690
Federal Home Loan Mortgage Corp., 3.5000%, 7/1/49	2,415,252	2,508,463
Federal Home Loan Mortgage Corp., 3.5000%, 7/1/49	722,826	748,463
Federal Home Loan Mortgage Corp., 3.5000%, 7/1/49	3,077,198	3,200,763
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 2.0500%, 3.7109%, 7/25/49 (144A)‡	1,422,955	1,434,216
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 3.2500%, 4.9109%, 7/25/49 (144A)‡	986,000	1,029,108
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/49	216,931	223,803
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/49	217,288	224,606
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	3,041,318	3,158,691
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	1,113,763	1,156,050
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	3,473,576	3,611,972
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	533,255	561,000
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	2,742,332	2,830,516
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	1,855,852	1,915,529
Federal Home Loan Mortgage Corp., 3.0000%, 9/1/49	1,985,118	2,038,484
Federal Home Loan Mortgage Corp., 3.5000%, 9/1/49	2,977,934	3,100,305
Federal Home Loan Mortgage Corp., 3.5000%, 9/1/49	1,188,296	1,235,641
	Shares or Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Federal Home Loan Mortgage Corp., 3.5000%, 9/1/49	$299,993	$314,924
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	2,957,658	3,025,708
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	1,989,107	2,042,580
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	567,242	582,491
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	746,264	766,325
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 1.9500%, 3.6109%, 10/25/49 (144A)‡	3,000,000	3,017,875
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	888,514	908,852

Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	7,208	7,406
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	860,969	880,778
Federal Home Loan Mortgage Corp., 3.0000%, 1/1/50	1,000,000	1,027,508
Federal Home Loan Mortgage Corp., 3.0000%, 1/1/50	1,000,000	1,027,508
Federal Home Loan Mortgage Corp., 3.5000%, 1/1/50	500,000	523,347
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.7000%, 2.3594%, 1/25/50 (144A)‡	2,762,000	2,762,995
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.7500%, 2.3993%, 1/25/50 (144A)‡	2,400,000	2,401,193
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 2.3000%, 3.9594%, 1/25/50 (144A)‡	291,000	291,346
Federal Home Loan Mortgage Corp., 3.0000%, 2/1/50	2,375,000	2,429,364
Federal Home Loan Mortgage Corp., 3.0000%, 2/1/50	1,200,000	1,233,010
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.9500%, 2.6109%, 10/25/29‡	134,571	134,688
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.7500%, 2.4109%, 2/25/30‡	23,952	23,952
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.7200%, 2.3809%, 1/25/31‡	620,582	620,664
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 2.0000%, 3.6609%, 3/25/31‡	3,289,749	3,316,175
Federal National Mortgage Association, 2.5000%, 8/1/31	36,735	37,507
Federal National Mortgage Association, 2.5000%, 10/1/31	34,999	35,735
Federal National Mortgage Association, 2.5000%, 2/1/32	32,479	33,162
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 2.0609%, 4/25/32‡	57,491	57,445
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5500%, 2.2109%, 4/25/32‡	42,848	43,008
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.1609%, 9/25/33‡	58,883	59,182
Federal National Mortgage Association, 3.0000%, 11/1/34	142,767	148,233
Federal National Mortgage Association, 3.0000%, 12/1/34	142,266	147,542
Federal National Mortgage Association, 2.5000%, 2/1/35(a)	9,606,900	9,777,903
Federal National Mortgage Association, 3.0000%, 2/1/35(a)	9,111,700	9,384,960
Federal National Mortgage Association, 3.5000%, 2/1/35(a)	4,444,089	4,632,474
Federal National Mortgage Association, 4.0000%, 2/1/35(a)	796,500	832,597
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 1.9609%, 10/25/35‡	49,095	48,850
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 2.0109%, 4/25/36‡	162,037	160,963
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5200%, 2.1809%, 9/25/37‡	51,095	51,076
Federal National Mortgage Association, 3.0000%, 4/1/38	386,544	400,515
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 2.0109%, 5/25/38‡	92,472	92,412
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 2.1000%, 3.7609%, 6/25/39 (144A)‡	2,250,000	2,269,442
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 2.0609%, 9/25/40‡	37,207	37,152
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 55.0000%, 35.4103%, 10/25/40‡	41,248	164,452
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4300%, 2.0909%, 11/25/40‡	35,701	35,601
Federal National Mortgage Association, 3.0000%, 9/1/42	593,786	616,088
	Shares or Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 2.0609%, 9/25/42‡	$25,607	$25,458
Federal National Mortgage Association, 3.0000%, 10/1/42	397,161	412,056
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 2.0109%, 10/25/42‡	279,038	278,099
Federal National Mortgage Association, 3.0000%, 1/1/43	761,668	790,275
Federal National Mortgage Association, 3.0000%, 1/1/43	402,951	418,578
Federal National Mortgage Association, 3.0000%, 2/1/43	23,528	24,380
Federal National Mortgage Association, 3.0000%, 2/1/43	300,069	311,340
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.1609%, 2/25/43‡	82,895	82,811
Federal National Mortgage Association, 3.0000%, 3/1/43	769,870	797,743
Federal National Mortgage Association, 3.0000%, 3/1/43	266,994	276,661
Federal National Mortgage Association, 3.5000%, 4/1/43	793,641	838,389
Federal National Mortgage Association, 3.0000%, 5/1/43	219,714	227,668
Federal National Mortgage Association, 3.0000%, 5/1/43	2,152,776	2,236,115
Federal National Mortgage Association, 4.0000%, 6/1/43	119,142	127,712
Federal National Mortgage Association, 3.0000%, 8/1/43	576,241	597,069

Federal National Mortgage Association, 3.5000%, 11/1/43	403,607	426,677
Federal National Mortgage Association, 3.0000%, 10/1/44	2,125,633	2,208,069
Federal National Mortgage Association, 3.5000%, 2/1/45	404,621	427,435
Federal National Mortgage Association, 4.5000%, 6/1/45	12,698	13,844
Federal National Mortgage Association, 3.0000%, 7/1/45	1,164,711	1,206,879
Federal National Mortgage Association, 3.0000%, 10/1/45	5,528	5,714
Federal National Mortgage Association, 3.0000%, 10/1/45	8,577	8,866
Federal National Mortgage Association, 3.0000%, 1/1/46	54,378	56,209
Federal National Mortgage Association, 3.5000%, 1/1/46	153,728	161,400
Federal National Mortgage Association, 3.5000%, 2/1/46	403,322	423,760
Federal National Mortgage Association, 4.0000%, 2/1/46	936,849	1,007,594
Federal National Mortgage Association, 3.0000%, 3/1/46	216,673	223,684
Federal National Mortgage Association, 3.0000%, 3/1/46	397,142	409,992
Federal National Mortgage Association, 3.5000%, 5/1/46	130,536	137,082
Federal National Mortgage Association, 3.5000%, 7/1/46	406,789	428,449
Federal National Mortgage Association, 3.5000%, 8/1/46	478,162	502,139
Federal National Mortgage Association, 3.0000%, 9/1/46	516,112	535,497
Federal National Mortgage Association, 3.0000%, 9/1/46	99,192	102,916
Federal National Mortgage Association, 3.0000%, 10/1/46	3,029,337	3,127,354
Federal National Mortgage Association, 3.0000%, 11/1/46	716,114	739,284
Federal National Mortgage Association, 3.0000%, 11/1/46	7,654	7,914
Federal National Mortgage Association, 3.0000%, 11/1/46	7,795	8,061
Federal National Mortgage Association, 3.0000%, 11/1/46	89,778	92,525
Federal National Mortgage Association, 3.5000%, 12/1/46	833,508	875,304
Federal National Mortgage Association, 3.0000%, 1/1/47	154,385	160,285
Federal National Mortgage Association, 3.0000%, 1/1/47	46,106	47,516
Federal National Mortgage Association, 3.0000%, 1/1/47	809,286	839,665
Federal National Mortgage Association, 3.5000%, 1/1/47	188,356	200,587
Federal National Mortgage Association, 4.0000%, 5/1/47	11,598	12,245
Federal National Mortgage Association, 4.0000%, 5/1/47	664,405	718,812
Federal National Mortgage Association, 4.0000%, 6/1/47	21,979	23,272
Federal National Mortgage Association, 4.0000%, 6/1/47	3,164	3,351
Federal National Mortgage Association, 4.0000%, 6/1/47	46,076	48,647
Federal National Mortgage Association, 4.0000%, 7/1/47	84,552	89,268
Federal National Mortgage Association, 4.0000%, 7/1/47	29,432	31,074
Federal National Mortgage Association, 4.0000%, 7/1/47	75,260	79,458
Federal National Mortgage Association, 3.5000%, 8/1/47	275,303	293,795
Federal National Mortgage Association, 4.0000%, 8/1/47	28,015	29,577
Federal National Mortgage Association, 4.0000%, 8/1/47	89,498	94,490
Federal National Mortgage Association, 4.0000%, 9/1/47	657,043	711,527
Federal National Mortgage Association, 4.0000%, 9/1/47	73,554	80,192
Federal National Mortgage Association, 4.0000%, 9/1/47	51,674	54,557
Federal National Mortgage Association, 4.0000%, 10/1/47	194,070	204,895
Federal National Mortgage Association, 4.0000%, 10/1/47	134,708	142,222
	Shares or Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Federal National Mortgage Association, 4.0000%, 10/1/47	$212,324	$224,168
Federal National Mortgage Association, 4.0000%, 10/1/47	112,721	119,009
Federal National Mortgage Association, 3.5000%, 11/1/47	36,115	38,438
Federal National Mortgage Association, 4.0000%, 11/1/47	140,204	149,225
Federal National Mortgage Association, 4.0000%, 11/1/47	96,313	101,685
Federal National Mortgage Association, 3.5000%, 12/1/47	207,546	217,885
Federal National Mortgage Association, 3.5000%, 12/1/47	281,335	300,232
Federal National Mortgage Association, 3.5000%, 1/1/48	204,017	214,180
Federal National Mortgage Association, 4.0000%, 1/1/48	394,272	416,264
Federal National Mortgage Association, 3.0000%, 2/1/48	892,869	927,389
Federal National Mortgage Association, 3.5000%, 2/1/48	186,937	196,188
Federal National Mortgage Association, 4.0000%, 2/1/48	83,399	89,550
Federal National Mortgage Association, 3.5000%, 4/1/48	694,304	728,894
Federal National Mortgage Association, 3.5000%, 4/1/48	184,092	195,934
Federal National Mortgage Association, 3.0000%, 5/1/48	479,512	495,027
Federal National Mortgage Association, 4.0000%, 10/1/48	425,880	452,968
Federal National Mortgage Association, 3.5000%, 11/1/48	951,906	1,013,140
Federal National Mortgage Association, 3.5000%, 1/1/49	459,849	482,606
Federal National Mortgage Association, 4.5000%, 1/1/49	42,338	44,807
Federal National Mortgage Association, 4.0000%, 2/1/49	680,091	713,271
Federal National Mortgage Association, 4.0000%, 2/1/49	2,600,092	2,789,689
Federal National Mortgage Association, 4.0000%, 5/1/49	2,254,697	2,419,108
Federal National Mortgage Association, 3.0000%, 8/1/49	232,327	240,151
Federal National Mortgage Association, 3.0000%, 8/1/49	237,829	245,838
Federal National Mortgage Association, 3.0000%, 9/1/49	413,212	426,149
Federal National Mortgage Association, 3.0000%, 9/1/49	2,650,077	2,725,511
Federal National Mortgage Association, 4.0000%, 9/1/49	597,866	630,781

Federal National Mortgage Association, 3.0000%, 10/1/49	492,675	503,953
Federal National Mortgage Association, 3.0000%, 12/1/49	4,000,000	4,110,032
Federal National Mortgage Association, 3.0000%, 1/1/50	1,000,000	1,022,890
Federal National Mortgage Association, 3.5000%, 1/1/50	750,000	785,020
Federal National Mortgage Association, 2.5000%, 2/1/50(a)	5,305,000	5,341,286
Federal National Mortgage Association, 3.5000%, 2/1/50(a)	9,190,200	9,485,665
Federal National Mortgage Association, 4.0000%, 2/1/50(a)	20,092,600	20,983,305
Federal National Mortgage Association, 4.5000%, 2/1/50(a)	16,282,000	17,221,634
Federal National Mortgage Association, 5.0000%, 2/1/50(a)	6,621,936	7,095,537
Federal National Mortgage Association, 3.5000%, 8/1/56	73,595	77,845
Federal National Mortgage Association, 3.0000%, 2/1/57	2,717,107	2,813,189
Federal National Mortgage Association, 3.5000%, 2/1/57	2,805,096	2,967,097
Federal National Mortgage Association, 3.0000%, 6/1/57	160,737	166,428
Federal National Mortgage Association, 3.0000%, 9/1/57	158,638	164,255
Federal National Mortgage Association, 3.0000%, 5/1/58	163,400	169,185
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 2.0696%, 8/16/29‡	49,034	49,293
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 2.0578%, 7/20/34‡	86,911	86,652
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 1.9696%, 8/16/34‡	58,350	58,007
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.2000%, 1.8578%, 6/20/35‡	51,917	51,360
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.1500%, 1.8078%, 8/20/35‡	56,196	55,533
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 1.9578%, 4/20/37‡	21,104	20,964
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3100%, 1.9678%, 6/20/37‡	57,458	57,102
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3200%, 1.9778%, 7/20/37‡	89,547	89,023
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.1578%, 10/20/37‡	27,881	27,913
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.1578%, 10/20/37‡	67,337	67,413
	Shares or Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.1578%, 2/20/38‡	$56,927	$56,981
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.1578%, 2/20/38‡	116,610	116,736
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.7000%, 2.3578%, 5/20/39‡	68,608	68,890
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.6000%, 2.2696%, 1/16/40‡	19,440	19,545
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 2.0078%, 6/20/40‡	14,243	14,258
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4300%, 2.0996%, 10/16/40‡	94,940	94,860
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 1.9578%, 7/20/41‡	49,412	49,199
Government National Mortgage Association, 4.5000%, 2/20/48	5,999,983	6,355,981
Government National Mortgage Association, 4.0000%, 5/20/48	1,552,567	1,624,713
Government National Mortgage Association, 4.0000%, 6/20/48	5,118,048	5,355,877
Government National Mortgage Association, 4.0000%, 4/20/49	21,052,197	21,852,838
Government National Mortgage Association, 5.0000%, 4/20/49	1,802,102	1,907,757
Government National Mortgage Association, 2.5000%, 2/1/50(a)	734,600	745,803
Government National Mortgage Association, 3.0000%, 2/1/50(a)	22,396,800	22,992,107
Government National Mortgage Association, 3.5000%, 2/1/50(a)	30,198,100	31,137,865
Government National Mortgage Association, 4.5000%, 2/1/50(a)	2,566,200	2,695,357
JP Morgan Mortgage Trust, 3.0000%, 6/25/45 (144A) ‡	1,985,172	2,007,857
JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 2.5609%, 11/25/49 (144A)‡	951,584	949,511
JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 2.5609%, 12/25/49 (144A)‡	1,778,436	1,774,776
JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 2.5609%, 2/25/50 (144A)‡	1,077,565	1,075,189
JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 1.0000%, 2.6578%, 6/25/50 (144A)‡	1,390,000	1,389,964
JP Morgan Mortgage Trust, 3.5000%, 6/25/50 (144A)‡	1,398,000	1,425,742
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.0500%, 2.7109%, 11/25/51 (144A)‡	160,667	160,837
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.2500%, 2.9109%, 11/25/51 (144A)‡	53,333	53,390

Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 0.8500%, 2.5109%, 11/25/51 (144A)‡	1,964,000	1,966,840
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.1500%, 2.8109%, 11/25/52 (144A)‡	3,378,378	3,382,557
Mortgage Insurance-Linked Notes, ICE LIBOR USD 1 Month + 0.9500%, 2.6095%, 2/25/30 (144A)‡	680,245	680,493
Mortgage Insurance-Linked Notes, ICE LIBOR USD 1 Month + 1.4500%, 3.1095%, 2/25/30 (144A)‡	2,250,000	2,252,163
New Residential Mortgage Loan Trust, ICE LIBOR USD 1 Month + 0.9000%, 2.5609%, 1/25/48 (144A)‡	313,140	313,595
PRPM 2019-GS1, 3.5000%, 10/25/24 (144A)‡	2,398,510	2,405,865
Sequoia Mortgage Trust, 0.3040%, 11/25/48 (144A)‡,(b)	8,163,765	69,056
Sequoia Mortgage Trust, 4.0000%, 9/25/49 (144A)‡	1,603,721	1,648,507
Station Place Securitization Trust, 2.5594%, 10/24/20 (144A)	356,000	356,365
Station Place Securitization Trust, ICE LIBOR USD 1 Month + 1.2000%, 2.8609%, 8/25/52 (144A)‡	2,000,000	2,000,413
Station Place Securitization Trust, ICE LIBOR USD 1 Month + 1.4000%, 3.0609%, 8/25/52 (144A)‡	2,377,000	2,377,491
Station Place Securitization Trust, ICE LIBOR USD 1 Month + 1.6000%, 3.2609%, 8/25/52 (144A)‡	855,000	855,176
Towd Point HE Trust, ICE LIBOR USD 1 Month + 0.9000%, 2.5609%, 4/25/48 (144A)‡	2,612,890	2,612,768
Verus Securitization Trust, 3.8490%, 3/25/58 (144A)‡	57,383	57,719
	Shares or Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Verus Securitization Trust, 2.7240%, 1/25/60 (144A)‡	$2,500,000	$2,504,187

Total Mortgage-Backed Securities (cost $405,429,133)		408,301,703

Investment Companies - 14.9%
Money Market Funds- 14.9%
Federated Institutional Prime Obligations Fund, 1.70%	45,292,929	45,311,046

Total Money Market Funds (cost $45,309,324)		45,311,046

Total Investments (total cost $455,173,026) - 150.8%		458,055,195

Liabilities, net of Cash, Receivables and Other Assets - (50.8%)		(154,230,395)

Net Assets - 100%		$303,824,800

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$458,055,195	100.0%

Schedule of TBA sales commitments - (% of Net Assets)
	Principal Amounts	Value

Securities Sold Short - (5.0)%
Mortgage-Backed Securities - (5.0)%
Federal National Mortgage Association, 30 year, 3.0000%,2/1/50 (a)	$(4,258,698)	$(4,353,880)
Government National Mortgage Association, 30 year, 4.0000%,3/1/50 (a)	(10,507,000)	(10,903,009)

Total Securities Sold Short (proceeds $15,262,435)		$(15,256,889)

Summary of Investments by Country - (Short Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$(15,256,889)	100.0%

Schedule of Futures
Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation	Variation Margin Asset

Futures Bought:
2-Year U.S. Treasury Note	151	03/31/20	$32,670,266	$103,321	$50,221
5-Year U.S. Treasury Note	25	03/31/20	3,008,008	25,938	12,608

Total				$129,259	$62,829

Average ending Monthly Market Value of Derivative Instruments During the Period Ended January 31, 2019

Derivative	Market Value
Futures contracts, purchased	$11,892,758
Futures contracts, sold	4,376,055
Centrally Cleared Credit default swaps, buy protection	(25,514)

Notes to Schedule of Investments and Other Information (unaudited)

ICE	Intercontinental Exchange
LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC	Limited Liability Company

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2020.
144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31,

2020 is $85,788,520 which represents 28.2% of net assets.

(a)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(b)	Interest Only

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2020.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Asset-Backed Securities	$—	$4,442,446	$—
Mortgage-Backed Securities	—	408,301,703	—
Investment Companies	45,311,046	—	—

Total Investments in Securities	$45,311,046	$412,744,149	$—

Other Financial Instruments(a):
Variation Margin Receivable	$62,829	$—	$—

Total Assets	$45,373,875	$412,744,149	$—

Liabilities TBA sales commitments(a):
Mortgage-Backed Securities	$—	$15,256,889	$—

Total Liabilities	$—	$15,256,889	$—
(a)	Other financial instruments include futures. Futures are reported at their variation margin at measurement date, which represents the amount from the Fund at that date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.